Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Trading securities
Mortgage loans	$ 5,470	$ 5,500
Investment funds	2,460	2,264
Reinsurance recoverable	6,001	7,257
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party
Available-for-sale securities
Total AFS fixed maturity securities	52,033	47,816
Equity securities	353	407
Fair Value	52,386	48,223
Trading securities
Total trading securities	2,581	2,468
Mortgage loans	5,470	5,500
Investment funds	689	733
Funds withheld at interest	6,538	3,482
Derivative assets	1,370	871
Short-term investments	189	135
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | U.S. government and agencies
Available-for-sale securities
Total AFS fixed maturity securities	60	45
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | U.S. state, municipal and political subdivisions
Available-for-sale securities
Total AFS fixed maturity securities	1,140	1,165
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Foreign governments
Available-for-sale securities
Total AFS fixed maturity securities	2,235	2,464
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Corporate
Available-for-sale securities
Total AFS fixed maturity securities	30,020	26,936
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | CLO
Available-for-sale securities
Total AFS fixed maturity securities	4,822	4,555
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | ABS
Available-for-sale securities
Total AFS fixed maturity securities	2,936	2,918
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | CMBS
Available-for-sale securities
Total AFS fixed maturity securities	1,847	1,738
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | RMBS
Available-for-sale securities
Total AFS fixed maturity securities	8,973	7,995
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Fair Value
Trading securities
Mortgage loans	44	48
Investment funds	99	152
Alternative investments	590	581
Funds withheld at interest	140	36
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Fair Value | Level 3
Trading securities
Mortgage loans	5,560	5,567
Funds withheld at interest	6,398	3,446
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Investment funds
Trading securities
Alternative investments	99	152
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 1
Available-for-sale securities
Total AFS fixed maturity securities	29	41
Equity securities	79	82
Fair Value	108	123
Trading securities
Fixed maturity securities	3	1
Equity securities	0	0
Total trading securities	3	1
Mortgage loans	0	0
Investment funds	0	0
Derivative assets	9	9
Short-term investments	19	4
Cash and cash equivalents	2,445	2,714
Restricted cash	57	116
Reinsurance recoverable	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 1 | Embedded Derivatives
Trading securities
Funds withheld at interest	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 1 | U.S. government and agencies
Available-for-sale securities
Total AFS fixed maturity securities	29	41
Trading securities
Fixed maturity securities	3	1
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 1 | U.S. state, municipal and political subdivisions
Available-for-sale securities
Total AFS fixed maturity securities	0	0
Trading securities
Fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 1 | Foreign governments
Available-for-sale securities
Total AFS fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 1 | Corporate
Available-for-sale securities
Total AFS fixed maturity securities	0	0
Trading securities
Fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 1 | CLO
Available-for-sale securities
Total AFS fixed maturity securities	0	0
Trading securities
Fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 1 | ABS
Available-for-sale securities
Total AFS fixed maturity securities	0	0
Trading securities
Fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 1 | CMBS
Available-for-sale securities
Total AFS fixed maturity securities	0	0
Trading securities
Fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 1 | RMBS
Available-for-sale securities
Total AFS fixed maturity securities	0	0
Trading securities
Fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 2
Available-for-sale securities
Total AFS fixed maturity securities	50,128	43,967
Equity securities	269	316
Fair Value	50,397	44,283
Trading securities
Fixed maturity securities	1,997	1,781
Equity securities	425	418
Total trading securities	2,422	2,199
Mortgage loans	0	0
Investment funds	0	0
Derivative assets	1,361	862
Short-term investments	170	131
Cash and cash equivalents	0	0
Restricted cash	0	0
Reinsurance recoverable	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 2 | Embedded Derivatives
Trading securities
Funds withheld at interest	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 2 | U.S. government and agencies
Available-for-sale securities
Total AFS fixed maturity securities	31	4
Trading securities
Fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 2 | U.S. state, municipal and political subdivisions
Available-for-sale securities
Total AFS fixed maturity securities	1,135	1,165
Trading securities
Fixed maturity securities	120	116
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 2 | Foreign governments
Available-for-sale securities
Total AFS fixed maturity securities	2,221	2,447
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 2 | Corporate
Available-for-sale securities
Total AFS fixed maturity securities	29,650	26,300
Trading securities
Fixed maturity securities	1,423	1,434
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 2 | CLO
Available-for-sale securities
Total AFS fixed maturity securities	4,664	4,038
Trading securities
Fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 2 | ABS
Available-for-sale securities
Total AFS fixed maturity securities	1,776	1,105
Trading securities
Fixed maturity securities	82	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 2 | CMBS
Available-for-sale securities
Total AFS fixed maturity securities	1,695	1,671
Trading securities
Fixed maturity securities	81	99
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 2 | RMBS
Available-for-sale securities
Total AFS fixed maturity securities	8,956	7,237
Trading securities
Fixed maturity securities	291	132
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 3
Available-for-sale securities
Total AFS fixed maturity securities	1,876	3,808
Equity securities	5	9
Fair Value	1,881	3,817
Trading securities
Fixed maturity securities	156	268
Equity securities	0	0
Total trading securities	156	268
Mortgage loans	44	48
Investment funds	0	0
Derivative assets	0	0
Short-term investments	0	0
Cash and cash equivalents	0	0
Restricted cash	0	0
Reinsurance recoverable	1,692	2,377
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 3 | Embedded Derivatives
Trading securities
Funds withheld at interest	140	36
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 3 | U.S. government and agencies
Available-for-sale securities
Total AFS fixed maturity securities	0	0
Trading securities
Fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 3 | U.S. state, municipal and political subdivisions
Available-for-sale securities
Total AFS fixed maturity securities	5	0
Trading securities
Fixed maturity securities	17	17
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 3 | Foreign governments
Available-for-sale securities
Total AFS fixed maturity securities	14	17
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 3 | Corporate
Available-for-sale securities
Total AFS fixed maturity securities	370	636
Trading securities
Fixed maturity securities	0	16
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 3 | CLO
Available-for-sale securities
Total AFS fixed maturity securities	158	517
Trading securities
Fixed maturity securities	43	108
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 3 | ABS
Available-for-sale securities
Total AFS fixed maturity securities	1,160	1,813
Trading securities
Fixed maturity securities	0	98
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 3 | CMBS
Available-for-sale securities
Total AFS fixed maturity securities	152	67
Trading securities
Fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Level 3 | RMBS
Available-for-sale securities
Total AFS fixed maturity securities	17	758
Trading securities
Fixed maturity securities	96	29
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Fair Value
Available-for-sale securities
Total AFS fixed maturity securities	52,033	47,816
Equity securities	353	407
Fair Value	52,386	48,223
Trading securities
Fixed maturity securities	2,156	2,050
Equity securities	425	418
Total trading securities	2,581	2,468
Mortgage loans	44	48
Investment funds	99	152
Derivative assets	1,370	871
Short-term investments	189	135
Cash and cash equivalents	2,445	2,714
Restricted cash	57	116
Reinsurance recoverable	1,692	2,377
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Fair Value | Embedded Derivatives
Trading securities
Funds withheld at interest	140	36
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Fair Value | U.S. government and agencies
Available-for-sale securities
Total AFS fixed maturity securities	60	45
Trading securities
Fixed maturity securities	3	1
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Fair Value | U.S. state, municipal and political subdivisions
Available-for-sale securities
Total AFS fixed maturity securities	1,140	1,165
Trading securities
Fixed maturity securities	137	133
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Fair Value | Foreign governments
Available-for-sale securities
Total AFS fixed maturity securities	2,235	2,464
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Fair Value | Corporate
Available-for-sale securities
Total AFS fixed maturity securities	30,020	26,936
Trading securities
Fixed maturity securities	1,423	1,450
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Fair Value | CLO
Available-for-sale securities
Total AFS fixed maturity securities	4,822	4,555
Trading securities
Fixed maturity securities	43	108
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Fair Value | ABS
Available-for-sale securities
Total AFS fixed maturity securities	2,936	2,918
Trading securities
Fixed maturity securities	82	98
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Fair Value | CMBS
Available-for-sale securities
Total AFS fixed maturity securities	1,847	1,738
Trading securities
Fixed maturity securities	81	99
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Recurring | Fair Value | RMBS
Available-for-sale securities
Total AFS fixed maturity securities	8,973	7,995
Trading securities
Fixed maturity securities	387	161
Consolidated Entity Excluding Variable Interest Entities (VIE)
Available-for-sale securities
Total AFS fixed maturity securities	52,368
Fair Value	52,741	48,531
Trading securities
Restricted cash	57	116
Reinsurance recoverable	6,001	7,257
Liabilities
Interest sensitive contract liabilities	61,532	57,289
Future policy benefits	14,592	14,547
Derivative liabilities	40	17
Funds withheld liability	380	388
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	335	308
Equity securities	20	0
Fair Value	355	308
Trading securities
Total trading securities	195	217
Investment funds	1,198	997
Short-term investments	0	55
Consolidated Entity Excluding Variable Interest Entities (VIE) | CLO | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	279	248
Consolidated Entity Excluding Variable Interest Entities (VIE) | ABS | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	56	60
Consolidated Entity Excluding Variable Interest Entities (VIE) | Fair Value
Trading securities
Reinsurance recoverable	1,692	2,377
Total assets not carried at fair value	14,691	11,627
Liabilities
Interest sensitive contract liabilities	6,574	6,346
Future policy benefits	2,400	2,478
Funds withheld liability	6	35
Consolidated Entity Excluding Variable Interest Entities (VIE) | Fair Value | Related Party
Trading securities
Alternative investments	1,198	997
Consolidated Entity Excluding Variable Interest Entities (VIE) | Fair Value | Level 2
Liabilities
Funds withheld liability	374	353
Consolidated Entity Excluding Variable Interest Entities (VIE) | Fair Value | Level 2 | Related Party
Trading securities
Short-term investments	0	55
Consolidated Entity Excluding Variable Interest Entities (VIE) | Fair Value | Level 3
Liabilities
Interest sensitive contract liabilities	26,930	22,971
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring
Trading securities
Alternative investments	99	152
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 1
Trading securities
Total assets not carried at fair value	2,661	2,967
Liabilities
Derivative liabilities	0	1
Total liabilities measured at fair value	0	1
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 1 | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	0	0
Equity securities	20
Fair Value	20
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 1 | Universal life
Liabilities
Interest sensitive contract liabilities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 1 | Unit-linked contracts
Liabilities
Interest sensitive contract liabilities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 1 | AmerUs Closed Block
Liabilities
Future policy benefits	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 1 | ILICO Closed Block and life benefits
Liabilities
Future policy benefits	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 1 | Embedded Derivatives
Liabilities
Interest sensitive contract liabilities	0	0
Funds withheld liability	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 1 | CLO | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	0	0
Trading securities
Total trading securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 1 | ABS | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 2
Trading securities
Total assets not carried at fair value	54,629	47,742
Liabilities
Derivative liabilities	33	9
Total liabilities measured at fair value	447	462
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 2 | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	279	241
Equity securities	0
Fair Value	279
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 2 | Universal life
Liabilities
Interest sensitive contract liabilities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 2 | Unit-linked contracts
Liabilities
Interest sensitive contract liabilities	408	418
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 2 | AmerUs Closed Block
Liabilities
Future policy benefits	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 2 | ILICO Closed Block and life benefits
Liabilities
Future policy benefits	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 2 | Embedded Derivatives
Liabilities
Interest sensitive contract liabilities	0	0
Funds withheld liability	6	35
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 2 | CLO | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	279	241
Trading securities
Total trading securities	0	26
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 2 | ABS | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 3
Trading securities
Total assets not carried at fair value	4,164	6,804
Liabilities
Derivative liabilities	7	7
Total liabilities measured at fair value	8,573	8,413
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 3 | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	56	67
Equity securities	0
Fair Value	56
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 3 | Universal life
Liabilities
Interest sensitive contract liabilities	883	1,464
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 3 | Unit-linked contracts
Liabilities
Interest sensitive contract liabilities	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 3 | AmerUs Closed Block
Liabilities
Future policy benefits	1,606	1,581
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 3 | ILICO Closed Block and life benefits
Liabilities
Future policy benefits	794	897
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 3 | Embedded Derivatives
Liabilities
Interest sensitive contract liabilities	5,283	4,464
Funds withheld liability	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 3 | CLO | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	0	7
Trading securities
Total trading securities	195	191
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Level 3 | ABS | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	56	60
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Fair Value
Trading securities
Total assets not carried at fair value	61,553	57,665
Liabilities
Derivative liabilities	40	17
Total liabilities measured at fair value	9,020	8,876
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Fair Value | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	335	308
Equity securities	20
Fair Value	355
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Fair Value | Universal life
Liabilities
Interest sensitive contract liabilities	883	1,464
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Fair Value | Unit-linked contracts
Liabilities
Interest sensitive contract liabilities	408	418
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Fair Value | AmerUs Closed Block
Liabilities
Future policy benefits	1,606	1,581
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Fair Value | ILICO Closed Block and life benefits
Liabilities
Future policy benefits	794	897
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Fair Value | Embedded Derivatives
Liabilities
Interest sensitive contract liabilities	5,283	4,464
Funds withheld liability	6	35
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Fair Value | CLO | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	279	248
Trading securities
Total trading securities	195	217
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring | Fair Value | ABS | Related Party
Available-for-sale securities
Total AFS fixed maturity securities	$ 56	$ 60